FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 268,960	$ 305,851
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	5,026	31,699
Pampa Holding S.A
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	46,530	48,116
Loma Negra S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	33,016	31,334
YPF S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	45,593	18,755
Ternium Argentina S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	13,738	65,160
Aluar S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	54,284	35,337
Transener S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	5,564	14,200
Others
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 65,209	$ 61,250